Principal Activities and Organization - Schedule of the Assets, Liabilities of the Consolidated VIEs and their Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents	¥ 417,920	$ 57,255	¥ 320,489	¥ 432,007
Restricted cash	322	44
Accounts receivable, net	19,386	2,656	32,790
Amounts due from the Group's entities	2,000	274
Prepaid expense and other current assets	35,791	4,903	12,028
Total current assets	475,419	65,132	423,435
Non-current assets
Long-term investments	114,432	15,677	126,341
Property, equipment and software, net	15,175	2,079	23,402
Intangible assets, net	7,069	968	12,720
Operating lease right-of-use assets, net	25,655	3,515	34,997
Other non-current assets	20,349	2,788	22,265
Total non-current assets	346,517	47,473	501,411
Total assets	821,936	112,605	924,846
Current liabilities
Accounts payable	7,389	1,013	17,855
Amounts due to related parties	2,452	336
Short-term borrowings	163,000	22,331	46,800
Deferred revenue, current	125,428	17,184	188,485
Acquisition consideration payable, onshore	14,775	2,024	14,775
Other payable and accrued liabilities	72,028	9,867	89,937
Operating lease liabilities, current	8,966	1,228	15,818
Total current liabilities	394,038	53,983	473,949
Non-current liabilities
Operating Lease, Liability, Noncurrent	17,458	2,392	20,257
Long-term borrowings	125,500	17,193	219,000
Deferred revenue, non-current	57,710	7,906	58,952
Total non-current liabilities	200,668	27,491	298,209
Total liabilities	594,706	$ 81,474	772,158
Variable Interest Entity and Subsidiaries [Member]
Current assets
Cash and cash equivalents	143,120		292,286
Restricted cash	322
Accounts receivable, net	19,386		32,790
Amounts due from the Group's entities	149,180		25,012
Amounts due from related parties	2,000
Prepaid expense and other current assets	29,450		9,652
Total current assets	343,458		359,740
Non-current assets
Long-term investments	113,884		126,341
Property, equipment and software, net	4,942		8,469
Intangible assets, net	7,069		12,720
Operating lease right-of-use assets, net	25,559		32,300
Other non-current assets	16,092		4,154
Total non-current assets	167,546		183,984
Total assets	511,004		543,724
Current liabilities
Accounts payable	6,188		17,855
Amounts due to related parties	2,452
Short-term borrowings	163,000		46,800
Deferred revenue, current	125,428		188,485
Amounts due to the Group's entities			6,282
Acquisition consideration payable, onshore	5,792		5,792
Other payable and accrued liabilities	17,451		40,025
Operating lease liabilities, current	8,920		12,778
Total current liabilities	329,231		318,017
Non-current liabilities
Loan from the Group's entity	30,000
Operating Lease, Liability, Noncurrent	17,439		20,257
Long-term borrowings	125,500		219,000
Deferred revenue, non-current	57,710		58,952
Total non-current liabilities	230,649		298,209
Total liabilities	¥ 559,880		¥ 616,226